Deferred taxation (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of deferred tax assets and liabilities
	2024	2023
	US$	US$

Net deferred tax liabilities	133,000	296,000

Schedule of deferred tax liabilities

The movement in deferred tax liabilities (prior to offsetting of balances) during the financial year is as follows:

	2024	2023
	US$	US$

Balance as at beginning of financial year	296,000	163,000

Movements in deferred tax liabilities	(163,000)	133,000
Balance as at end of financial year	133,000	296,000